Commitments and Contingencies, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Loss Contingency Abstract
Loss Contingency Lawsuit Filing Date	March 20, 2013
Litigation Settlement Amount	$ 1,100
Loss contingency accrual increase	$ 250